Other Current Liabilities and Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Other Current Liabilities and Accrued Expenses
Accrued interest	$ 3,805	$ 3,991
Accrued agency fees and commissions	4,446	5,950
Other	10,469	8,615
Total	$ 18,720	$ 18,556